Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Lease liability	$ 25	$ 19
Fixed assets	21	27
Tax losses and research and development tax credits	549	408
Equity investments	11	9
Share-based compensation	41	28
Reserves and other liabilities	27	23
Total gross deferred tax assets	674	514
Less: Valuation allowance	(26)	(25)
Total deferred tax assets, net of valuation allowance	648	489
Right of use assets	(23)	(18)
Acquired intangibles	(6)	(5)
Outside basis differences	(52)	(106)
Hedging reserve	(1)	0
Contract liabilities	(206)	(213)
Total deferred tax liabilities	(288)	(342)
Net deferred tax assets (liabilities)	$ 360	$ 147